LOANS AND DEBENTURES (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Value	R$ 994
Value	R$ 988
Brazilian Currency [member] | Debentures Eightth Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Entry Date	June of 2022
Due Date Principal	2027
Annual financial cost, %	CDI + 1.35%
Value	R$ 500
Brazilian Currency [member] | Debentures Eightth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Entry Date	June of 2022
Due Date Principal	2029
Annual financial cost, %	6.10% do IPCA
Value	R$ 500
Brazilian Currency [member] | Transaction Costs One [Member]
IfrsStatementLineItems [Line Items]
Value	(12)
Brazilian Currency [member] | Discount [Member]
IfrsStatementLineItems [Line Items]
Value	[1]

[1]	Discount on the issue of debentures referring to the 2nd series of debentures.